Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Prepaid Expense and Other Assets, Current [Abstract]
Receivables from third-party payment service providers	¥ 504,027		¥ 697,472
Deposits to Institutional Funding Partners	378,238		94,196
Prepayment to inventory suppliers	59,189		63,195
Prepaid input value-added tax	46,017		38,506
Guarantee derivative assets at fair value (Note 9)	1,010,471
Rental deposits and other current assets	517,472		68,281
Loans at fair value	342,640		359,690
Total prepayments and other current assets	¥ 2,858,054	$ 408,696	¥ 1,321,340